Delaware Investments® Family of Funds

Supplement to Statement of Additional Information

On August 16, 2006, the Board of Trustees of Delaware Investments® Family of Funds (the "Complex"), appointed Patrick P. Coyne as a Trustee and Chairman of the Board of Trustees of the Complex, effective August 16, 2006. This supplement supersedes the supplement dated August 1, 2006 to the Complex's Statements of Additional Information.

The following language shall be added to the Officers and Trustees chart in the section "Management of the Trust" in the Statement of Additional Information for each Fund in the Complex:
Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
Interested Trustees
Patrick P. Coyne[2] 2005 Market Street Philadelphia, PA 19103 April 14, 1963	Chairman, President, Chief Executive Officer and Trustee	Chairman and Trustee since August 16, 2006 President and Chief Executive Officer since August 1, 2006	Mr. Coyne has served in various executive capacities at different times at Delaware Investments[1]	82	None

  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Complex's investment manager, principal underwriter and transfer agent.
  Mr. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Complex's investment manager.

The following information supplements the chart related to ownership of fund shares in the section "Management of the Trust":
Name	Dollars Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
Patrick P. Coyne

Delaware American Government Bond Fund
($10,001 - $50,000)

Delaware Balanced Fund
($1 - $10,000)

Delaware Cash Reserve Fund
($50,001 - $100,000)

Delaware Diversified Income Fund
($10,001 - $50,000)

Delaware Dividend and Income Fund
($10,001 - $50,000)

Delaware Emerging Markets Fund
($10,001 - $50,000)

Delaware International Value Equity Fund
(over $100,000)

Delaware Large Cap Value Fund
(over $100,000)

Delaware Limited-Term Government Fund
(over $100,000)

Delaware REIT Fund
($10,001 - $50,000)

Delaware Small Cap Value Fund
(over $100,000)

Delaware Value Fund
(over $100,000)

Over $100,000

This Supplement is dated August 18, 2006.